Long-Term Debt (Details 2) (USD $)	3 Months Ended	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended							0 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended					0 Months Ended		3 Months Ended		0 Months Ended
	May 31, 2013	Sep. 07, 2012 ABL Facility	May 31, 2013 ABL Facility	Sep. 07, 2012 ABL Facility	Feb. 28, 2013 ABL Facility	Mar. 15, 2012 ABL Facility	Sep. 07, 2012 ABL Facility Amendment 1	May 31, 2013 ABL Facility Amendment 1	Feb. 28, 2013 ABL Facility Amendment 1	May 31, 2013 ABL Facility Amendment 1 1.00 to 1.00 or greater	Feb. 28, 2013 ABL Facility Amendment 1 1.00 to 1.00 or greater	May 31, 2013 ABL Facility Amendment 1 Less than 1.00 to 1.00	Feb. 28, 2013 ABL Facility Amendment 1 Less than 1.00 to 1.00	May 29, 2013 ABL Facility Amendment 3 item	May 31, 2013 ABL Facility Amendment 3	Feb. 28, 2013 ABL Facility Amendment 3	May 31, 2013 ABL Facility Minimum	Feb. 28, 2013 ABL Facility Minimum	Sep. 07, 2012 ABL Facility Minimum Amendment 1	May 31, 2013 ABL Facility Maximum	Feb. 28, 2013 ABL Facility Maximum	Sep. 07, 2012 ABL Facility Maximum Amendment 1	May 31, 2013 ABL Facility Maximum Amendment 1 1.00 to 1.00 or greater	Feb. 28, 2013 ABL Facility Maximum Amendment 1 1.00 to 1.00 or greater	May 31, 2013 ABL Facility Maximum Amendment 1 Less than 1.00 to 1.00	Feb. 28, 2013 ABL Facility Maximum Amendment 1 Less than 1.00 to 1.00	May 29, 2013 ABL Facility Maximum Amendment 3	Sep. 07, 2012 ABL Facility LIBOR Amendment 1	May 31, 2013 ABL Facility LIBOR Amendment 1	Feb. 28, 2013 ABL Facility LIBOR Amendment 1	May 29, 2013 ABL Facility LIBOR Amendment 3	Sep. 07, 2012 ABL Facility Base rate	May 29, 2013 ABL Facility Base rate Amendment 3
Long-Term Debt
Maximum borrowing capacity						$ 170,000,000								$ 145,000,000
Variable interest rate basis																												LIBOR			LIBOR	base rate	base Rate
Margin added to variable interest rate basis (as a percent)																															5.00%	0.75%	3.00%
Commitment fee (as a percent)				0.50%													0.25%	0.25%		0.625%	0.625%
Required available borrowing capacity under credit facility			25,000,000		25,000,000											0
Available borrowing capacity as a percentage of the lesser of commitments and the borrowing base			15.00%		15.00%
Fixed charge coverage ratio																	1.0	1.0	1.0	1.0	1.0
Number of consecutive months used in calculating the fixed charge coverage ratio under credit facilities' covenants			12 months		12 months
Reduction in available borrowings, if fixed charge coverage ratio covenant ratio is not complied			25,000,000		25,000,000
Fixed charge coverage ratio																				1.0	1.0
Base dollar amount used in determining the borrowing base		65,000,000		65,000,000			56,000,000
Percentage of appraised value of the eligible real property to determine borrowing base		75.00%					65.00%
Percentage of outstanding balance of eligible accounts receivable to determine borrowing base		85.00%					70.00%
Percentage of eligible inventory to determine borrowing base		60.00%					40.00%
Interest rate, variable interest rate floor removed due to amendment (as a percent)																															1.25%
M&T participation amount																						75,000,000
Excess availability threshold amount waived under the credit facility														25,000,000
Maximum borrowing capacity before amendment														170,000,000
Reduction in facility as a result of disposition of collateral and unencumbered assets														1
Amount of disposition of collateral and unencumbered assets														1
Threshold for reduction in facility as a result of disposition of collateral and unencumbered assets																											15,000,000
Borrowing base					109,700,000																						145,000,000
Maximum borrowing capacity that cannot be reduced by M&T without the company's consent								170,000,000
Springing fixed charge coverage ratio covenant that cannot be increased by M&T without the company's consent								1.00	1.00
Maximum cushion from management projections with the addition of senior or total debt to EBITDA covenant (as a percent)								20.00%	20.00%
Maximum cushion from management projections with the addition of net worth covenant (as a percent)								20.00%	20.00%
Maximum amount of additional permitted indebtedness and related permitted liens that cannot be restricted by M&T without the company's consent								35,000,000	35,000,000
Advance rate for eligible inventory that cannot be reduced by M&T without the company's consent (as a percent)										0.60	0.60	0.40	0.40
Advance rate for eligible accounts that cannot be reduced by M&T without the Company's consent (as a percent)										0.85	0.85	0.70	0.70
Advance rate for eligible real property that cannot be reduced by M&T without the company's consent (as a percent)																							0.75	0.75	0.75	0.75
Advance rate for eligible real property that cannot be reduced by M&T without the company's consent										65,000,000	65,000,000	56,000,000	56,000,000
Weighted average interest rate (as a percent)			4.00%		4.00%
Effective interest rate (as a percent)			6.20%		6.20%
Payment of fees to effect the third amendment														300,000
Unamortized deferred debt issuance costs expensed to interest expense	$ 700,000														$ 700,000
Interest rate, variable interest rate floor (as a percent)																												1.25%	1.25%	1.25%
Number of non-employee directors in special committee														4